SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017
212.858.5969
800.858.8850				[LOGO] SUNAMERICA ASSET
							  MANAGEMENT

May 9, 2001


EDGAR Postmaster, BDM: Postmaster


Re:	SunAmerica Equity Funds
Securities Act File No.  33-8021
Post-Effective Amendment No. 28

Ladies and Gentlemen:

I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated February 20, 2001,no changes were made from the Prospectus and the Statement of Additional Information contained in Post
Effective Amendment No. 28 to the Fund's Registration
Statement on Form N-1A, which was filed with the Commission on February 21, 2001.

Please provide a Notice of Acceptance for receipt of this filing.


Very truly yours


/s/ Peter E. Pisapia
Peter E. Pisapia
Counsel